Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Compensation
Summary of Stock Option Activity

			Weighted		Weighted
		Weighted	Average	Aggregate	Average
		Average	Remaining	Intrinsic	Grant-Date
	Number of	Exercise	Contractual	Value of	Fair
	Options	Price	Term	Options	Value
		RMB		RMB	USD
Outstanding, as of January 1, 2022	1,912,709	0.4	2.7	55,641	2.14
Forfeited	—	—	—	—	—
Exercised	(25,239)	—	—	—	1.38
Outstanding, as of December 31, 2022	1,887,470	0.5	1.7	22,098	2.15
Vested and expected to vest as of December 31, 2022	1,887,470	0.5	1.7	22,098	2.15
Exercisable as of December 31, 2022	1,887,470	0.5	1.7	22,098	2.15

Schedule of restricted share units activities

	Number of
	restricted share	Weighted-Average
	units	Grant-Date Fair Value
		RMB
Outstanding and unvested, as of December 31, 2021	4,313,114	68.51

Granted	7,099,416	15.08
Vested	(4,477,852)	37.76
Forfeited	(339,101)	72.15
Outstanding and unvested, as of December 31, 2022	6,595,577	31.68

Schedule of Allocated Share-Based Compensation Expense

	For Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Fulfillment	8,497	16,845	13,730
Sales and marketing	38,631	89,275	57,548
Technology and content	16,711	38,001	22,512
General and administrative	44,601	52,426	48,591

	108,440	196,547	142,381